CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary shares [Member] shares	Class B Ordinary shares [Member] shares	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Treasury shares [Member] USD ($)	Treasury shares [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated deficit and statutory reserve [Member] USD ($)	Accumulated deficit and statutory reserve [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016				¥ 143		¥ 2,198,385		¥ (123,258)		¥ 172,589		¥ (538,328)		¥ 98,512		¥ 1,808,043
Balance, shares at Dec. 31, 2016 | shares	335,494,792	74,400,299
Disposal of VIE				0		0		0		0		(2,324)		(500)		(2,824)
Net loss for the year				0		0		0		0		(317,099)		1,524		(315,575)
Foreign currency translation gain (loss)				0		0		0		(55,805)		0		0		(55,805)
Share of other comprehensive loss of an equity method investee																0
Change in fair value of available for sale investments				0		0		0		(733)		0		0		(733)
Issuance of ordinary shares from exercise of share-based awards				0		5,583		0		0		0		0		5,583
Issuance of ordinary shares from exercise of share-based awards, shares | shares	894,760
Repurchase of ordinary shares				0		0		(20,522)		0		0		0		(20,522)
Repurchase of ordinary shares, shares | shares	(2,602,000)
Share-based compensation				0		91,143		0		0		0		0		91,143
Balance at Dec. 31, 2017				143		2,295,111		(143,780)		116,051		(857,751)		99,536		1,509,310
Balance, shares at Dec. 31, 2017 | shares	333,787,552	74,400,299
Disposal of VIE				0		0		0		0		0		(107,419)		(107,419)
Adjustment to redemption value of redeemable noncontrolling interest				0		(10,559)		0		0		0		0		(10,559)
Net loss for the year				0		0		0		0		(451,673)		(4,486)		(456,159)
Foreign currency translation gain (loss)				0		0		0		21,685		0		1,326		23,011
Share of other comprehensive loss of an equity method investee																0
Change in fair value of available for sale investments																0
Issuance of ordinary shares from exercise of share-based awards				6		38,744		0		0		0		0		38,750
Issuance of ordinary shares from exercise of share-based awards, shares | shares	17,016,980
Share-based compensation				0		108,628		0		0		0		0		108,628
Balance at Dec. 31, 2018				149		2,431,924		(143,780)		137,736		(1,309,424)		(11,043)		1,105,562
Balance, shares at Dec. 31, 2018 | shares	350,804,532	74,400,299
Adjustment to redemption value of redeemable noncontrolling interest						14,539										14,539
Net loss for the year												(651,268)		(3,018)		(654,286)
Foreign currency translation gain (loss)										7,734				(1,326)		6,408
Share of other comprehensive loss of an equity method investee										(3,986)					$ (573)	(3,986)
Conversion of Class B to Class A ordinary shares, shares | shares	64,400,200	(64,400,200)
Issuance of ordinary shares from exercise of share-based awards				2		21,555										¥ 21,557
Issuance of ordinary shares from exercise of share-based awards, shares | shares	4,797,060														3,572,880	3,572,880
Share-based compensation						79,275										¥ 79,275
Balance at Dec. 31, 2019			$ 22	¥ 151	$ 365,896	¥ 2,547,293	$ (20,653)	¥ (143,780)	$ 20,323	¥ 141,484	$ (281,636)	¥ (1,960,692)	$ (2,210)	¥ (15,387)	$ 81,742	¥ 569,069
Balance, shares at Dec. 31, 2019 | shares	420,001,792	10,000,099